Advances for Vessels under Construction and Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Advances for Vessels under Construction And Acquisitions [Abstract]
Balance at beginning of year	$ 1,585
Advances for vessels under construction and related costs	570
Balance at end of year	$ 2,155